Capital Stock - Additional Information (Detail)	1 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2014 $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2013 USD ($) shares	Jun. 30, 2015	Dec. 31, 2015 USD ($) Times $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 shares	Dec. 31, 2008 USD ($)
Class of Stock [Line Items]
Preferred stock, share authorized						25,000,000	25,000,000
Preferred stock, par value | $ / shares						$ 1	$ 1
Common stock, share authorized						725,000,000	725,000,000
Common stock, par value | $ / shares						$ 0.001	$ 0.001
Number of common shares or units issued related to the exercise of share based compensation during the period						200,000	1,800,000
Common stock, share issued						72,711,371	73,299,702
Preferred stock, share issued						0	0
Common stock, share outstanding						72,711,371	72,500,502
Minimum percentage of shares acquired in exercisable rights						20.00%
Minimum percentage of common stock acquired by stockholders for higher thresholds						15.00%
Weighted-average grant-date fair value of options granted | $ / shares						$ 7.74	$ 11.50	$ 10.54
Stock option per share value | $ / shares						$ 43.99	$ 56.76	$ 34.07
Teekay Offshore [Member] | Non-management directors [Member]
Class of Stock [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period						14,603	9,482	8,307
Teekay LNG [Member] | Non-management directors [Member]
Class of Stock [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period						10,447	9,521	7,362
Teekay Tankers [Member] | Non-management directors [Member] | Class A [Member]
Class of Stock [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period						51,948	17,073	142,157
Teekay Tankers, Teekay Offshore and Teekay LNG [Member] | Non-management directors [Member]
Class of Stock [Line Items]
Common units aggregate value, granted | $						$ 1,000,000	$ 800,000	$ 1,000,000
Tender Offers [Member]
Class of Stock [Line Items]
Minimum percentage of shares acquired in exercisable rights						20.00%
Phantom unit awards [Member] | Teekay Offshore [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards	102,843		67,569	63,309
Phantom unit awards [Member] | Teekay LNG [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards	32,054		31,961	36,878
Restricted stock units [Member]
Class of Stock [Line Items]
Vesting period						3 years
Value of each restricted stock unit and performance share unit in shares						Each restricted stock unit and performance share unit is equivalent in value to one share of the Company's common stock plus reinvested dividends from the grant date to the vesting date.
Number of shares or units granted equity based compensation awards						63,912	81,388	158,957
Fair value of granted stock | $						$ 2,800,000	$ 4,600,000	$ 5,400,000
Vested restricted stock						101,419	261,911	296,798
Market value of vested restricted stock | $						$ 4,300,000	$ 8,500,000	$ 8,800,000
Restricted stock units [Member] | Teekay Tankers [Member] | Class A [Member]
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards	192,387		586,014	411,629
Restricted stock and phantom share units [Member] | Teekay Tankers, Teekay Offshore and Teekay LNG [Member]
Class of Stock [Line Items]
Vesting period					3 years
Common units aggregate value, granted | $	$ 4,200,000		$ 5,700,000	$ 4,300,000
Stock Option [Member]
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted						4,527,282	4,009,878
Stock option, term						10 years
Vesting period						3 years
Stock options granted						265,135	15,243	72,810
Unrecognized compensation cost related to non-vested stock options granted under the Plans | $						$ 400,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2015 | $						200,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2016 | $						200,000
Compensation costs | $						1,700,000	$ 1,000,000	$ 1,800,000
Intrinsic value of options exercised | $						500,000	22,600,000	$ 22,600,000
Intrinsic value of outstanding in-the-money stock options | $						$ 0	39,000,000
Intrinsic value of exercisable stock options | $							$ 35,000,000
Weighted-average remaining life of options vested and expected to vest						3 years 4 months 24 days	3 years 7 months 6 days
Weighted-average grant-date fair value of options granted | $ / shares						$ 7.74	$ 11.50	$ 10.54
Expected volatility used in computing fair value of options granted						31.10%	34.70%	53.70%
Expected life used in computing fair value of options granted, years						5 years	5 years	4 years
Dividend yield used in computing fair value of options granted						4.40%	4.40%	4.80%
Risk-free interest rate used in computing fair value of options granted						1.40%	1.60%	0.80%
Estimated forfeiture rate used in computing fair value of options granted						8.00%	12.00%	12.00%
Period of historical data used to calculate expected volatility in years						5 years
Stock Option [Member] | Teekay Tankers [Member] | Non-management directors [Member]
Class of Stock [Line Items]
Stock options granted			152,346
Stock option per share value | $ / shares			$ 4.10
Stock option, term			10 years
Stock Option [Member] | Teekay Tankers [Member] | Officer [Member]
Class of Stock [Line Items]
Vesting period	3 years	3 years
Stock options granted	58,434	110,829
Stock option per share value | $ / shares	$ 5.39	$ 4.25
Stock option, term	10 years	10 years
Stock Option [Member] | Nonvested [Member]
Class of Stock [Line Items]
Weighted average grant date fair value of non-vested options forfeited | $						$ 0	$ 100,000	$ 100,000
Performance shares [Member]
Class of Stock [Line Items]
Number of times performance units to vest, Minimum | Times						0
Number of shares or units granted equity based compensation awards						61,774	50,689	54,773
Fair value of granted stock | $						$ 3,400,000	$ 3,400,000	$ 2,300,000
Performance shares [Member] | Minimum [Member]
Class of Stock [Line Items]
Vesting period						2 years
Performance shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Vesting period						3 years
Restricted Stock Awards [Member]
Class of Stock [Line Items]
Compensation costs | $						$ 1,000,000	$ 1,000,000	$ 900,000
Number of shares or units granted equity based compensation awards						22,502	18,230	26,412
Restricted Stock Units and Performance Share Units [Member]
Class of Stock [Line Items]
Share based compensation expense | $						$ 4,500,000	$ 7,500,000	$ 9,900,000
Stock granted						98,381	149,082	175,206
Common Stock [Member]
Class of Stock [Line Items]
Repurchase of Common stock, shares						0	0
Common stock, share outstanding						72,711,000	72,501,000	70,729,000	69,704,000
Common Stock [Member] | Share Repurchase Program Two Thousand and Eight [Member]
Class of Stock [Line Items]
Common stock repurchase, amount authorized | $										$ 200,000,000
Common Stock [Member] | Two Thousand Thirteen Repurchase Authorization [Member]
Class of Stock [Line Items]
Repurchase of Common stock, shares						5,200,000
Common stock repurchase, amount authorized | $						$ 162,300,000
Common stock repurchase, total remaining amount authorized | $						$ 37,700,000